Employee benefits - Components of net periodic benefit cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans
Personnel costs:
Service cost	$ 0	$ 0	$ 0
Other operating expenses
Interest cost	28,439,000	25,493,000	25,889,000
Expected return on plan assets	(32,388,000)	(40,240,000)	(42,752,000)
Amortization of prior service cost (credit)	0	0	0
Amortization of net loss	23,508,000	20,260,000	21,859,000
Net periodic benefit (credit) cost	19,559,000	5,513,000	4,996,000
Termination benefit cost	0	0	0
Total net periodic pension cost	19,559,000	5,513,000	4,996,000
OPEB Plan
Personnel costs:
Service cost	759,000	1,028,000	1,026,000
Other operating expenses
Interest cost	5,955,000	5,562,000	5,703,000
Expected return on plan assets	0	0	0
Amortization of prior service cost (credit)	0	(3,470,000)	(3,800,000)
Amortization of net loss	0	1,282,000	569,000
Net periodic benefit (credit) cost	6,714,000	4,402,000	3,498,000
Termination benefit cost	0	1,790,000	0
Total net periodic pension cost	$ 6,714,000	$ 6,192,000	$ 3,498,000